Details of Significant Accounts - Leasing arrangements, additional information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Details of Significant Accounts
Cash outflow for leases	$ 401	$ 458
Interest expense - lease liabilities	5	5
Expense on short-term lease contracts	193	198
Repayments of principal portion of lease liabilities	$ 203	$ 255